Total
RMB FUNDS

RMB Mendon Financial Long/Short Fund
(the “Fund”)

Supplement dated May 22, 2020
to the Fund’s Prospectus and Summary Prospectus dated May 1, 2020

The following fee table replaces the fee table on page 12 of the Statutory Prospectus and page 1 of the Summary Prospectus:

Fee Table

	Class A	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum front-end sales charge on purchases (load) (as a % of offering price)	5.00%	N/A	N/A
Maximum deferred sales charge (load) (as a % of offering price or the amount you receive when you sell shares, whichever is less)	N/A	1.00%	N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.80%	0.80%	0.80%
Distribution and Shareholder Service (12b-1) fees	0.30%	1.00%	N/A
Other expenses
Short sale dividend and interest expenses[2]	0.46%	0.45%	0.45%
Remainder other expenses	0.41%	0.42%	0.41%
Total other expenses	0.87%	0.87%	0.86%
Total Annual Fund Operating Expenses[3]	1.97%	2.67%	1.66%

[1]
The Fund pays a management fee consisting of a basic annual fee of 0.90% of the Fund’s average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. The basic annual fee may adjust up or down according to the Fund’s performance relative to its benchmark, the KBW Bank Index. For more information, see the section entitled “The Investment Adviser.”

[2]
Short sale dividend and interest expenses result from the use of prime brokerage to execute short sales and are treated as a Fund expense although no cash is received or paid by the Fund. These expenses will vary from the amount shown based on the Funds’ use of short sales.

[3]
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).

Please retain this supplement with your Prospectus and Summary Prospectus for future reference.
RMB Mendon Financial Long/Short Fund
RMB Mendon Financial Long/Short Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - RMB Mendon Financial Long/Short Fund	Class A	Class C	Class I
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)		1.00%

Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RMB Mendon Financial Long/Short Fund		Class A	Class C	Class I
Management Fees (as a percentage of Assets)	[1]	0.80%	0.80%	0.80%
Distribution and Service (12b-1) Fees		0.30%	1.00%
Component2 Other Expenses	[2]	0.46%	0.45%	0.45%
Component3 Other Expenses		0.41%	0.42%	0.41%
Other Expenses (as a percentage of Assets):		0.87%	0.87%	0.86%
Expenses (as a percentage of Assets)	[3]	1.97%	2.67%	1.66%
[1]	The Fund pays a management fee consisting of a basic annual fee of 0.90% of the Fund’s average daily net assets and a performance adjustment based on a rolling 36-month period, resulting in a minimum fee of 0.80% and a maximum fee of 1.00%. The basic annual fee may adjust up or down according to the Fund’s performance relative to its benchmark, the KBW Bank Index. For more information, see the section entitled “The Investment Adviser.”
[2]	Short sale dividend and interest expenses result from the use of prime brokerage to execute short sales and are treated as a Fund expense although no cash is received or paid by the Fund. These expenses will vary from the amount shown based on the Funds’ use of short sales.
[3]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses (“AFFE”).